CONTRACT ASSETS (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Non-current contract assets		$ 14,323	¥ 91,035	¥ 111,689	¥ 91,486
Allowance account for credit losses of financial assets		4	(27)	(27)	(23)
Allowance account for credit losses of financial assets		(4)	27	27	23
Current contract assets		2,412	15,331	14,558	11,928
[custom:AllowanceAccountForCreditLossOfFinancialAssets-0]		(84)	(535)	(178)	(10)
[custom:ContractAsset-0]		16,735	106,366	126,247	103,414
Service concession arrangements [member]
IfrsStatementLineItems [Line Items]
Non-current contract assets	[1]	14,327	91,062	91,412	75,614
Current contract assets	[1]	1,168	7,423	7,423	1,532
Service concession rights [member]
IfrsStatementLineItems [Line Items]
Non-current contract assets	[2]			20,304	15,895
Current contract assets	[3]	$ 1,328	¥ 8,443	¥ 7,313	¥ 10,406

[1]	Service concession assets bearing an imputed interest of 7% arose from the Group’s revenue from construction service under a BOT arrangement rendered by the Group’s non wholly owned subsidiary, Shaoguan Angrui. The facilities that the service concession arrangement relate to were under construction phases from June 2018 to December 2020 and commenced operation in January 2021.
[2]	Concession right represents the intangible assets component arising from performance under the construction contract in connection with the service concession arrangement during the construction phases from June 2018 to December 2020. The accumulated amount transferred to intangible assets when the service concession arrangement commenced operation in January 2021.
[3]	The balances as of December 31, 2020 and 2021 comprised contract assets arising from performance under a water treatment plant construction service contract. Such contracts include payment schedules that require stage payments over the service periods when milestones are reached.